Retirement Benefit Obligations - Summary of Actuarial Value of Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Recoverable deficit in schemes	€ (377)	€ (591)
Related deferred income tax asset	72	119
Net pension liability	(305)	(472)
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(168)	(188)
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(30)	(154)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(68)	(65)
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(39)	(65)
Defined pension liabilities [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(2,999)	(3,147)	€ (2,987)
Defined pension liabilities [member] | Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(1,384)	(1,338)
Defined pension liabilities [member] | Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(819)	(995)
Defined pension liabilities [member] | United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(540)	(554)
Defined pension liabilities [member] | Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	€ (256)	€ (260)